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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.     Name and Address of issuer:  Alliance High Yield Fund, Inc.
                                    1345 Avenue of the Americas
                                    New York, N.Y.   10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

3.     Investment Company Act File Number:
       811-9160

       Securities Act File Number:
       333-18505

4(a).  Last day of fiscal year for which this Form is filed:
       August 31, 1998

4(b).  //     Check box if this Form is being filed late (i.e.,
              more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  //     Check box if this is the last time the issuer will
              be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                          $426,820,469

       (ii)   Aggregate price of securities redeemed
              or repurchased during the fiscal year:   $88,043,145

       (iii)  Aggregate price of securities redeemed
              or repurchased during any prior fiscal



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              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable to the
              Commission:                               $   -0-

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:          - $88,043,145

       (v)    Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                        $338,777,324

       (vi)   Redemption credits available for use
              in future years - if Item 5(i) is less
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                        $(   -0-   )

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                 x .000278

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is
              due):                                   = $94,180.10

6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.     Interest due - if this Form is being filed more
       than 90 days after the end of the issuers fiscal
       year (see Instruction D):                         + $   -0-

8.     Total of the amount of the registration fee
       due plus any interest due [line 5(viii) plus
       line 7]:                                       = $94,180.10









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9.     Date the registration fee and any interest payment was sent to the Commissions lockbox depository:
       November 20, 1998

       Method of Delivery:

                        /x/  Wire Transfer
                        / /  Mail or other means


                           Signatures


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Andrew L. Gangolf
                                  ______________________
                                   Andrew L. Gangolf

                                  Assistant Secretary

Date November 20, 1998

*Please print the name and title of the signing officer below the signature.

























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